Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Due from Government institutions	$ 1,478	$ 607
Prepaid expenses	513	561
Due from related parties	335	681
Other	443	1,366	[1]
Other current assets	$ 2,769	3,215
Due from sale of PCB business		$ 571

[1]	Includes an amount of $571 due from sale of PCB business.